Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments under operating leases as of December 31, 2021 for the next five years is as follows:

(in ‘000)	Amount
2022	$2,924
2023	1,904
2024	1,495
2025	1,170
2026	958
Thereafter	3,412

Total	$11,863

Summary of Unrecorded Unconditional Purchase Obligations
The future minimum lease payments under capital leases as of December 31, 2021 for the next five years is as follows:

(in ‘000)	Amount
2022	$207
2023	143
2024	119
2025	26
2026	—

Total minimum lease payments	$495
Interest expense	(40)

Total	$455

Summary of Contractual Obligation, Fiscal Year Maturity
The Company has vendor commitments primarily relating to carrier and open purchase obligations that the Company incurs in the ordinary course of business. As of December 31, 2021, the purchase commitments were as follows:

(in ‘000)	Amount
2022	$21,144
2023	9,446
2024	1,245
2025	1,245
2026	—
Thereafter	—

Total	$33,080